Average Annual Total Returns - Invesco Global Equity Portfolio	Apr. 30, 2021
MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	16.25%
5 Years	12.25%
10 Years	9.13%
Class A
Average Annual Return:
1 Year	27.92%
5 Years	15.13%
10 Years	11.83%
Class B
Average Annual Return:
1 Year	27.58%
5 Years	14.84%
10 Years	11.55%
Class E
Average Annual Return:
1 Year	27.69%
5 Years	14.96%
10 Years	11.66%